United States Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment: [ x ]      Amendment number:   [ 2  ]

This Amendment (check only one):
         [x  ]   is a restatement.
         [   ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

         Name: Knights of Columbus
         Address: One Columbus Plaza, New Haven, CT 06510


13F File Number:  28-2011

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Carl A. Anderson
Title: Supreme Secretary
Phone: 203-772-2130

Signature, Place, and Date of Signing:

                   /s/ Carl A. Anderson, New Haven, CT May 13, 1999


                   ---------------------------------------


Report Type (check only one):

[ X ] 13F HOLDINGS REPORT; (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 146

Form 13F Information Value Total (thousands): $583847



Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.



List of Other Included Managers None
					-2-

							                  	                              FORM 13F INFORMATION TABLE
					 	                                                VALUE   SHARES/ SH/ PUT/ INVSTMNT  OTHER      	VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS  	CUSIP      ($1000)  PRN AMT PRN CALL DSCRETN   MANAGERS    SOLE     SHARED      NONE
----------------------------------------------------------------------  ----- --  ---------------------------------------------
AMR Corp.                       COM        1765106      1464   25000      		      SOLE     01      25000
AT&T Corp                       COM        1957109      7447   93300      		      SOLE     01      93300
Abbott Laboratories             COM        2824100      2921   62400       	      SOLE     01      62400
Alcoa Inc.                      COM        13817101      865   21000             	SOLE     01      21000
AlliedSignal Inc                COM        19512102     4914   99900             	SOLE     01      99900
Allstate Corp                   COM        20002101     4209  113560             	SOLE     01      113560
America Online, Inc.            COM        02364J104    3528   24000             	SOLE     01      24000
American General Cor            COM        26351106     2940   41700             	SOLE     01      41700
American Int. Group             COM        26874107     8673   71900             	SOLE     01      71900
American Stores - New           COM        30096101     3772  114300             	SOLE     01      114300
Ameritech Corp.                 COM        30954101     4316   74900             	SOLE     01      74900
Anheuser-Busch Cos Inc.         COM        35229103     3806   50000             	SOLE     01      50000
Apollo Group, Inc. - Class A    COM        37604105       81    2700             	SOLE     01      2700
Applied Materials, Inc.         COM        38222105     1511   24500             	SOLE     01      24500
Archer-Daniels-Midland Co       COM        39483102     2335  158975             	SOLE     01      158975
Associates First Capital-A      COM        46008108     6057  134604             	SOLE     01      134604
AutoZone                        COM        53332102     2962   97500             	SOLE     01      97500
Automatic Data Processing       COM        53015103     4696  113500             	SOLE     01      113500
BP Amoco PLC ADR                COM        55622104     6145   60842             	SOLE     01      60842
Baker-Hughes Inc                COM        57224107     1544   63500             	SOLE     01      63500
Baltimore Gas & Electric Co     COM        59165100     2921  115100             	SOLE     01      115100
Banc One Corp. New              COM        06423A103    4815   87440             	SOLE     01      87440
BankAmerica Corp.               COM        06605F102    4884   69161             	SOLE     01      69161
Bell Atlantic Corp              COM        77853109     5803  112276             	SOLE     01      112276
BellSouth Corp.                 COM        79860102     1526   38100             	SOLE     01      38100
Boeing Co.                      COM        97023105     2862   84184             	SOLE     01      84184
Broadcom Corp. - Class  A       COM        111320107     247    4000             	SOLE     01      4000
Burlington Northern Santa Fe    COM        12189T104    1512   46000             	SOLE     01      46000
Campbell Soup Co                COM        134429109    1383   34000             	SOLE     01      34000
Caterpillar Tractor             COM        149123101     340    7400             	SOLE     01      7400
Chase Manhattan Corp.           COM        16161A108    9033  111000                SOLE     01      111000
Chevron Corp                    COM        166751107    2103   23700             	SOLE     01      23700
Chubb Corp.                     COM        171232101    3116   53200             	SOLE     01      53200
Cincinnati Bell Inc             COM        171870108    2861  127500             	SOLE     01      127500
Cisco Sytems, Inc.              COM        17275R102   10633   97050             	SOLE     01      97050
Citigroup Inc.                  COM        172967101    4407   69000             	SOLE     01      69000
CloroX Co.                      COM        189054109    3633   31000             	SOLE     01      31000
Coca-Cola Co                    COM        191216100   16246  264700             	SOLE     01      264700
Colgate Palmolive Co.           COM        194162103    3432   37300             	SOLE     01      37300
Compaq Computer                 COM        204493100    5957  188000             	SOLE     01      188000
Conexant Systems, Inc.          COM        207142100    1142   41250             	SOLE     01      41250
Conoco Inc.                     COM        208251306      61    2500             	SOLE     01      2500
Consolidated Natural Gas Co     COM        209615103    3019   62000             	SOLE     01      62000
Convergys Corp.                 COM        212485106    2517  147000             	SOLE     01      147000
Danielson Holding Corp          COM        236274106     345  119937             	SOLE     01      119937
Deere & Co                      COM        244199105    3409   88250             	SOLE     01      88250
Dollar General Corp.            COM        256669102     510   15000             	SOLE     01      15000
Dow Chemical Co.                COM        260543103    1342   14400             	SOLE     01      14400
Du Pont (E.I.) De Nemours & Co. COM        263534109    6277  108100             	SOLE     01      108100
EMC Corp.                       COM        268648102    1278   10000             	SOLE     01       10000
Eastman Kodak Co                COM        277461109    3187   49900             	SOLE     01      49900
El Paso Energy Corp.            COM        283905107     930   28464             	SOLE     01      28464
Electronic Data Systems         COM        285661104    4659   95700             	SOLE     01      95700
Emerson Electric Co             COM        291011104    4018   75900             	SOLE     01      75900
Engelhard Corp                  COM        292845104    1677   99000             	SOLE     01      99000
Exxon Corp                      COM        302290101    9173  130000             	SOLE     01      130000
FDX Corp.                       COM        31304N107     958   10300             	SOLE     01      10300
Federal Home Loan Mtg Corp      COM        313400301    4866   84900             	SOLE     01      84900
Federal National Mortgage Assn. COM        313586109    2493   36000             	SOLE     01      36000
First Data Corporation          COM        319963104    5301  124000             	SOLE     01      124000
First Union Corp.               COM        337358105    3126   58500             	SOLE     01      58500
Fleet Financial Group           COM        338915101    3161   84000             	SOLE     01      84000
Ford Motor Co.                  COM        345370100    6279  110763             	SOLE     01      110763
Fortune Brands, Inc.            COM        349631101    2098   54500             	SOLE     01      54500
GTE Corp                        COM        362320103    3842   63500             	SOLE     01      63500
Gannett Company Inc             COM        364730101    3137   49800             	SOLE     01      49800
General Electric Co             COM        369604103   27878  252000             	SOLE     01      252000
General Motors Corp.            COM        370442105    2915   33500             	SOLE     01      33500
General Motors Corp.            COM        370442832    2371   47000             	SOLE     01      47000
Gillette Co                     COM        375766102    8624  145100             	SOLE     01      145100
HSB Group, Inc.                 COM        40428N109     891   24000             	SOLE     01      24000
HUBCO, Inc.                     COM        404382103     889   26497             	SOLE     01      26497
Harris Corp.                    COM        413875105    1337   46700             	SOLE     01      46700
Hartford Finl Svcs Group, Inc.  COM        416515104    2386   42000             	SOLE     01      42000
Hartford Life - Class A         COM        416592103    2833   51500             	SOLE     01      51500
Heinz (H.J.) Co                 COM        423074103    1528   32250             	SOLE     01      32250
Hertz Corp.                     COM        428040109    1873   35000             	SOLE     01      35000
Hewlett-Packard Co              COM        428236103    6117   90200             	SOLE     01      90200
IBM Corp.                       COM        459200101    8029   45300             	SOLE     01      45300
Intel Corp                      COM        458140100   15079  126850             	SOLE     01      126850
Johnson Controls Inc            COM        478366107    3431   55000             	SOLE     01      55000
Keycorp                         COM        493267108    1243   41000             	SOLE     01      41000
Kimberly Clark Corp.            COM        494368103    2805   58520             	SOLE     01      58520
Kimco Realty Corp.              COM        49446R109    2157   58500                SOLE	 01      58500
Lilly (Eli) & Co                COM        532457108    8207   96700             	SOLE     01      96700
Lowes Companies, Inc.           COM        548661107    5808   96000             	SOLE     01      96000
Lucent Technologies Inc.        COM        549463107    6826   63200             	SOLE     01      63200
MBNA Corporation                COM        55262L100     334   14000             	SOLE     01      14000
MCI Worldcom Inc.               COM        55268B106    7698   86921             	SOLE     01      86921
Mallinckrodt Group Inc.         COM        561232109    1331   50000             	SOLE     01      50000
Manpower, Inc.                  COM        56418H100    1239   53000             	SOLE     01      53000
Marsh & McLennan Companies      COM        571748102    2599   35000             	SOLE     01      35000
May Department Stores Co        COM        577778103    1056   27000             	SOLE     01      27000
Maytag Corp.                    COM        578592107    1208   20000             	SOLE     01      20000
McDonalds Corp                  COM        580135101    6045  133400             	SOLE     01      133400
Mcgraw-Hill Companies           COM        580645109    1570   28800             	SOLE     01      28800
Medtronic, Inc.                 COM        585055106    4054   56400             	SOLE     01      56400
Merck & Co                      COM        589331107   22275  278000             	SOLE     01      278000
Microsoft Corporation           COM        594918104   19431  216800             	SOLE     01      216800
Microsoft Corporation        CONV. PFD.    594918203      79     800             	SOLE     01      800
Minnesota Mining & Mfg Co       COM        604059105    2193   31000             	SOLE     01      31000
Mobil Corp                      COM        607059102    6090   69200             	SOLE     01      69200
Morgan (J.P.) & Co              COM        616880100    3269   26500             	SOLE     01      26500
Morgan Stanley Dean Witter Dis  COM        617446448    5517   55202             	SOLE     01      55202
Motorola Inc.                   COM        620076109    2512   34300             	SOLE     01      34300
Nabors Industries               COM        629568106     818   45000             	SOLE     01      45000
Network Appliance, Inc.         COM        64120L104     203    4000             	SOLE     01      4000
News Corp Ltd Ads               COM        652487703     637   21600             	SOLE     01      21600
News Corp Ltd Ads            CONV. PFD.    652487802     297   10800             	SOLE     01      10800
Norfolk Southern Corp           COM        655844108    1187   45000             	SOLE     01      45000
Northeast Bancorp               COM        663904100      60    6000             	SOLE     01      6000
PPG Industries Inc              COM        693506107    1128   22000             	SOLE     01      22000
Pepsico Inc.                    COM        713448108    8034  205000             	SOLE     01      205000
Pfizer Inc                      COM        717081103   20604  148500             	SOLE     01      148500
Philip Morris Companies Inc     COM        718154107    5700  162000             	SOLE     01      162000
Procter & Gamble Co.            COM        742718109   12017  122700             	SOLE     01      122700
Progressive Corp. of Ohio       COM        743315103     172    1200             	SOLE     01      1200
Public Service Enterprises Grp  COM        744573106    2807   73500             	SOLE     01      73500
R & B Falcon Corp.              COM        7.49E+105    1203  139500             	SOLE     01      139500
Raytheon Co.                    COM        755111408    3154   53800             	SOLE     01      53800
Rite Aid Corp                   COM        767754104    1763   70500             	SOLE     01      70500
Rockwell Internat'l Corp New    COM        773903109    1719   40500             	SOLE	 01      40500
Royal Dutch Petroleum -NY Reg   COM        780257804    7327  140900             	SOLE     01       140900
SBC Communications Inc          COM        78387G103    6970  147700             	SOLE     01      147700
Saks, Inc.                      COM        79377W108    3016  116000             	SOLE     01      116000
Sara Lee Corp                   COM        803111103    4863  196500             	SOLE     01      196500
Schering-Plough                 COM        806605101    8304  150300             	SOLE     01      150300
Schlumberger LTD                COM        806857108    3250   54000             	SOLE     01      54000
Sears Roebuck & Co              COM        812387108    3561   78800             	SOLE     01      78800
SmithKline Beecham              COM        832378301    2038   28500             	SOLE     01      28500
Starwood Hotels & Resorts       COM        85590A203    2285   80000             	SOLE     01      80000
Supervalu Inc                   COM        868536103    3197  155000             	SOLE     01      155000
TCF Financial Corporation       COM        872275102     162    6200             	SOLE     01      6200
TJX Companies, Inc.             COM        872540109    1105   32500             	SOLE     01      32500
Texaco Inc                      COM        881694103    2724   48000             	SOLE     01      48000
Tricon Global Restaurants       COM        895953107    1718   24450             	SOLE     01      24450
Trw Inc                         COM        872649108    2958   65000             	SOLE     01      65000
U S West, Inc. (New)            COM        91273H101    1239   22500             	SOLE     01      22500
USX-Marathon Group              COM        902905827    1515   55100             	SOLE     01      55100
Union Pacific Corp.             COM        907818108    2512   47000             	SOLE     01      47000
Wal-Mart Stores                 COM        931142103   13321  144500             	SOLE     01      144500
Walgreen Co                     COM        931422109    2712   96000             	SOLE     01      96000
Waste Management, Inc.          COM        94106L109     932   21000             	SOLE     01      21000
Wells Fargo & Co. New           COM        949746101     526   15000             	SOLE     01      15000
Whole Foods Market, Inc.        COM        966837106      86    2500             	SOLE     01      2500
XeroX Corp.                     COM        984121103    3597   69000             	SOLE     01      69000